Vessels, Port Terminals and Other Fixed, Net (Details Narrative) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Payments for Capital Improvements			$ (0)	$ 1,576
Gain (Loss) on Sale of Assets and Asset Impairment Charges	$ (1,651)	$ 0	(1,651)	$ 0
Remaining carrying balance of dry dock costs	488,642		488,642		$ 495,919
Inventory	10,251		10,251		10,468
Increased amount of asset held for sale	3,907		3,907		0
Land Port Murtinho [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Payments for Capital Improvements			871		807
New Liquid Terminal [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Payments for Capital Improvements			930
He Man H [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Sale of Assets and Asset Impairment Charges			1,651
Inventory	29		29
Increased amount of asset held for sale	3,907		3,907
Fair value of the vessel	4,450		$ 4,450
Delivery date to unrelated party			August 2023
Dry Docking Cost [Member] | He Man H [Member]
Property, Plant and Equipment [Line Items]
Remaining carrying balance of dry dock costs	$ 734		$ 734
Stockpile [Member] | Iron Ore Port [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Tranfers from deposits for vessles, port terminal and other fixed assets, net			3,198
Payments for Capital Improvements					1,907
Crane [Member] | Iron Ore Port [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Payments for Capital Improvements			$ 3,941		$ 597
Navios Partners [Member]
Property, Plant and Equipment [Line Items]
Number of owned vessels					21